Employee Benefits Plans	12 Months Ended
Dec. 31, 2014
Disclosure Text Block
Employee Benefit Plans

NOTE 12 EMPLOYEE BENEFIT PLANS

Defined Contribution Plans

TDS sponsors a qualified noncontributory defined contribution pension plan. The plan provides benefits for the employees of TDS Corporate, TDS Telecom and U.S. Cellular. Under this plan, pension costs are calculated separately for each participant and are funded annually. Total pension costs were $16.4 million, $16.2 million and $18.4 million in 2014, 2013 and 2012, respectively. In addition, TDS sponsors a defined contribution retirement savings plan (“401(k)”) plan. Total costs incurred from TDS' contributions to the 401(k) plan were $25.3 million, $24.8 million and $25.0 million in 2014, 2013 and 2012, respectively.

TDS also sponsors an unfunded nonqualified deferred supplemental executive retirement plan for certain employees to offset the reduction of benefits caused by the limitation on annual employee compensation under the tax laws.

Other Post-Retirement Benefits

TDS sponsors a defined benefit post-retirement plan that provides medical benefits and that covers most of the employees of TDS Corporate, TDS Telecom and the Wireline subsidiaries of TDS Telecom. The plan is contributory, with retiree contributions adjusted annually.

The following amounts are included in Accumulated other comprehensive loss in the Consolidated Balance Sheet before affecting such amounts for income taxes:

December 31,	2014	2013
(Dollars in thousands)
Net prior service costs	$17,246	$18,833
Net actuarial loss	(8,436)	(20,713)
	$8,810	$(1,880)

The estimated net actuarial loss and prior service cost gain for the postretirement benefit plans that will be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2015 are $0.3 million and $3.4 million, respectively.

The following table reconciles the beginning and ending balances of the benefit obligation and the fair value of plan assets for the other post-retirement benefit plans.

December 31,	2014	2013
(Dollars in thousands)
Change in benefit obligation
Benefit obligation at beginning of year	$46,142	$54,568
Service cost	1,018	1,348
Interest cost	2,255	2,137
Plan amendments	(2,057)	-
Actuarial (gain) loss	(10,897)	(9,437)
Prescription drug subsidy	264	-
Employee contribution	2,216	2,230
Benefits paid	(4,296)	(4,704)
Benefit obligation at end of year	34,645	46,142
Change in plan assets
Fair value of plan assets at beginning of year	49,743	45,047
Actual return (loss) on plan assets	3,495	6,973
Employee contribution	2,216	2,230
Employer contribution	166	197
Benefits paid	(4,296)	(4,704)
Fair value of plan assets at end of year	51,324	49,743
Funded status	$16,679	$3,601

The funded status identified above is recorded as a component of Other assets and deferred charges in TDS' Consolidated Balance Sheet as of December 31, 2014 and 2013.

The following table sets forth by level within the fair value hierarchy the plans' assets at fair value, as of December 31, 2014 and 2013. A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair measurement. A financial instrument's level within the fair value hierarchy is not representative of its expected performance or its overall risk profile, and therefore Level 3 assets are not necessarily higher risk than Level 2 assets or Level 1 assets. There were no Level 3 assets for any years presented.

Mutual funds are valued based on the closing price reported on the active market on which the individual securities are traded. The investment strategy for each type of mutual fund is identified below the table and referenced by number.

December 31, 2014
(Dollars in thousands)	Level 1	Level 2	Total
Mutual funds
Bond (1)	$12,842	$-	$12,842
International equity (2)	12,003	-	12,003
Money market (3)	2,053	-	2,053
US large cap (4)	20,191	-	20,191
US small cap (5)	4,234	-	4,234
Other	-	1	1
Total plan assets at fair value	$51,323	$1	$51,324

December 31, 2013
(Dollars in thousands)	Level 1	Level 2	Total
Mutual funds
Bond (1)	$12,697	$-	$12,697
International equity (2)	9,876	-	9,876
Money market (3)	1,798	-	1,798
US large cap (4)	20,861	-	20,861
US small cap (5)	4,500	-	4,500
Other	-	11	11
Total plan assets at fair value	$49,732	$11	$49,743

  Bond - The funds seek to achieve a maximum total return, consistent with preservation of capital and prudent investment management by investing in a wide spectrum of fixed income instruments including bonds, debt securities and other similar instruments issued by government and private-sector entities.

  International equity - The funds seek to provide long-term capital appreciation by investing in the stocks of companies located outside the United States that are considered to have the potential for above-average capital appreciation.

  Money market - The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by investing in a diversified portfolio of high-quality, dollar-denominated short-term debt securities.

  US large cap - The funds seek to track the performance of several benchmark indices that measure the investment return of large-capitalization stocks. The funds attempt to replicate the indices by investing substantially all of their assets in the stocks that make up the various indices in approximately the same proportion as the weighting in the indices.

  US small cap - The fund seeks to track the performance of a benchmark index that measures the investment return of small-capitalization stocks. The fund attempts to replicate the index by investing substantially all of its assets in the stocks that make up the index in approximately the same proportion as the weighting in the index.

The following table summarizes how plan assets are invested.

		Allocation of Plan Assets
		at December 31,
Investment	Target Asset
Category	Allocation	2014	2013
U.S. equities	46%	47.6%	51.0%
International equities	24%	23.4%	19.9%
Debt securities	30%	29.0%	29.1%

The post-retirement benefit fund engages multiple asset managers to ensure proper diversification of the investment portfolio within each asset category. The investment objective is to meet or exceed the rate of return of a performance index comprised of 46% Dow Jones U.S. Total Stock Market Index, 24% FTSE All World (excluding U.S.) Stock Index, and 30% Barclays Capital Aggregate Bond Index. The three-year and five-year average rates of return for TDS' post-retirement benefit fund are 13.26% and 10.30%, respectively.

The post-retirement benefit fund does not hold any debt or equity securities issued by TDS, U.S. Cellular or any related parties.

TDS is not required to set aside current funds for its future retiree health and life insurance benefits. The decision to contribute to the plan assets is based upon several factors, including the funded status of the plan, market conditions, alternative investment opportunities, tax benefits and other circumstances. In accordance with applicable income tax regulations, total accumulated contributions to fund the costs of future retiree medical benefits are restricted to an amount not to exceed 25% of the total accumulated contributions to the trust. An additional contribution equal to a reasonable amortization of the past service cost may be made without regard to the 25% limitation. TDS has not determined whether it will make a contribution to the plan in 2015.

Net periodic benefit cost recorded in the Consolidated Statement of Operations includes the following components:

Year Ended December 31,	2014	2013	2012
(Dollars in thousands)
Service cost	$1,018	$1,348	$1,197
Interest cost	2,255	2,137	2,297
Expected return on plan assets	(3,402)	(3,065)	(2,995)
Amortization of prior service costs (1)	(3,644)	(3,605)	(3,735)
Amortization of actuarial losses (2)	1,287	2,452	2,517
Net post-retirement cost (benefit)	$(2,486)	$(733)	$(719)

(1)	Based on straight-line amortization over the average time remaining before active employees become fully eligible for plan benefits.

(2)	Based on straight-line amortization over the average time remaining before active employees retire.

The following assumptions were used to determine benefit obligations and net periodic benefit cost:

December 31,	2014	2013
Benefit obligations
Discount rate	4.20%	5.00%

Net periodic benefit cost
Discount rate	5.00%	4.00%
Expected return on plan assets	7.00%	7.00%

The discount rate for 2014 and 2013 was determined using a hypothetical Aa spot yield curve represented by a series of annualized individual spot discount rates from six months to 99 years. The spot rate curve was derived from a direct calculation of the implied forward rate curve based on the included bond cash flows. This yield curve, when populated with projected cash flows that represent the expected timing and amount of TDS plan benefit payments, produces a single effective interest discount rate that is used to measure the plan's liabilities.

The expected rate of return was determined using the target asset allocation for the TDS plan and rate of return expectations for each asset class.

The measurement date for actuarial determination was December 31, 2014. For measurement purposes, the annual rate of increase in the per capita cost of covered health care benefits was assumed for 2014 to be 7.8% for plan participants aged 65 and above, and 7.5% for participants under age 65. For all participants the 2014 annual rate of increase is expected to decrease to 5.0% by 2022. The 2013 expected rate of increase was 7.5% for plan participants aged 65 and above, and 7.9% for participants under age 65, decreasing to 5.0% for all participants by 2021.

A 1% increase or decrease in assumed health care cost trend rates would have the following effects as of and for the year ended December 31, 2014:

	One Percent
	Increase	Decrease
(Dollars in thousands)
Effect on total service and interest cost components	$25	$(23)
Effect on post-retirement benefit obligation	$423	$(393)

The following estimated future benefit payments, which reflect expected future service, are expected to be paid:

Year
(Dollars in thousands)
2015	$1,687
2016	1,719
2017	1,662
2018	1,652
2019	1,667
2020-2024	9,442